Fees Summary	May 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,904,000
Previously Paid Amount	0
Total Fee Amount	903.9
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $5,904,000.
Net Fee	$ 903.9
Narrative - Max Aggregate Offering Price	$ 5,904,000
Final Prospectus	true